Interim Condensed Consolidated Statements of Financial Position (Unaudited) - CAD ($)	Jun. 30, 2024	Sep. 30, 2023
Current assets
Cash	$ 5,732,862	$ 5,056,040
Trade receivable and other receivables	1,547,341	3,689,475
Government assistance and R&D tax credit receivable	918,071	2,179,423
Inventories	1,642,410	1,246,946
Prepaid expenses	2,432,130	1,325,991
Total current assets	12,272,814	13,497,875
Property and equipment	1,726,977	2,071,457
Right-of-use assets	2,094,588	3,180,318
Intangible assets	62,518,850	45,838,108
Prepaid financing fees		264,523
Goodwill	7,318,126	7,318,126
Total non-current assets	73,658,541	58,672,532
Total assets	85,931,355	72,170,407
Current liabilities
Accounts payable and accrued liabilities	14,468,848	13,570,905
Provisions		878,144
Conversion option	167,905	737,974
Warrant liability	734,759
Current portion of lease liabilities	663,920	722,675
Current portion of government grant liabilities	575,833	568,807
Total current liabilities	16,611,265	16,478,505
Long-term debt	77,712,057	47,725,583
Redeemable stock options		6,102,496
Lease liabilities	1,834,441	3,058,558
Government grant liabilities	1,078,762	899,489
Total non-current liabilities	80,625,260	57,786,126
Total liabilities	97,236,525	74,264,631
Shareholders’ deficiency
Capital stock	545,690,309	452,246,204
Reserve – warrants	670,703	670,703
Reserve – stock options	5,627,767	31,659,392
Other component of equity	(2,087)	2,869,188
Deficit	(563,291,862)	(480,333,695)
Equity (deficiency) attributable to owners of the capital stock of the parent	(11,305,170)	7,111,792
Non-controlling interests		(9,206,016)
Total shareholders’ deficiency	(11,305,170)	(2,094,224)
Total liabilities and shareholders’ deficiency	$ 85,931,355	$ 72,170,407